FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	$ 284,748
Assets, at end of period	357,177	$ 284,748
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	76,188
Liabilities, at end of period	93,813	76,188
Contingent Consideration | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	23,314	8,451
Fair value remeasurement	(6,878)	(418)
Acquisition of business	13,199	18,019
Payments	(5,990)	(3,164)
Interests	260	426
Liabilities, at end of period	23,905	23,314
Put Option on Minority Interest | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities, at beginning of period	4,388	7,371
Fair value remeasurement	(1,591)	(2,983)
Acquisition of business		0
Payments		0
Interests		0
Liabilities, at end of period	2,797	4,388
Call Options on Minority Interest | Level 3 of fair value hierarchy
Reconciliation of changes in fair value measurement, assets [abstract]
Assets, at beginning of period	319	321
Fair value remeasurement	136	(2)
Acquisition of business		0
Payments		0
Interests		0
Assets, at end of period	$ 455	$ 319